Summary of significant accounting policies (Property Lease and Management) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 3,875	$ 3,683	$ 4,293
Transferred over Time
Revenues	$ 3,875	$ 3,683	$ 4,293